1. Summary of Significant Accounting Policies (Details - Goodwill) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Goodwill, beginning balance	$ 662,967	$ 0
Impairment of goodwill	(662,967)	0
Goodwill, ending balance	1,094,702	662,967
Cloud9 [Member]
Goodwill acquired		592,369
Impairment of goodwill	(592,369)
Metro Data Processing [Member]
Goodwill acquired		$ 70,598
Impairment of goodwill	(70,598)
Tax Coach Software [Member]
Goodwill acquired	$ 1,094,702